Condensed Financial Information of the Parent Company	6 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 18 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB72.1 million as of March 31, 2023 and September 30, 2023.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

BALANCE SHEETS

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
ASSETS
Current assets
Cash and Cash equivalents	2	1,809
Prepaid expenses and other current assets	25,109	26,235
Inter-company receivable	79,393	91,630
Non-current assets
Investment in subsidiary	(18,929)	(29,971)
Total assets	85,575	89,703

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	35,634	2,921
Due to related parties	313	27,723
Other payables and accrued liabilities	5,539	25,113
Total liabilities	41,486	55,757

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2023 and As of September 30, 2023, respectively	-	-
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 13,567,793 shares as of September 30, 2023	9	9
Additional paid-in capital	216,504	216,504
Accumulated deficit	(175,893)	(186,379)
Accumulated other comprehensive income	3,469	3,812
Total shareholder’s equity	44,089	33,946
Total liabilities and shareholders’ equity	85,575	89,703

STATEMENTS OF COMPREHENSIVE LOSS

	Six months ended September 30,
	2022	2023
	RMB	RMB

Loss from equity method investments	(11,304)	(8,583)
Operating expenses	(2,961)	(1,903)
Net loss	(14,265)	(10,486)
Foreign currency translation difference	3,770	342
Comprehensive loss	(10,496)	(10,144)

STATEMENTS OF CASH FLOWS

	Six months ended September 30,
	2022	2023
	RMB	RMB

CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(14,265)	(10,486)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	11,304	8,583
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,173)	-
Inter-company payable (net of inter-company receivable)	7,028	(42,455)
Related parties	-	5,528
Other payables and accrued liabilities	2,241	19,087
Net cash used in operating activities	5,135	(19,743)
Loan received from a shareholder	-	21,528
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(1,618)	22
Net change in cash and cash equivalent	3,517	1,807
Cash and cash equivalents, beginning of year	6	2
Cash and cash equivalents, end of year	3,523	1,809

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2023 and September 30, 2023, respectively.